Collaboration revenue (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition			$ 444,303	$ 34,362
Milestone revenue recognition		$ 5,365	49,815	3,422
Research and development service fees (FTE)		424	2,326	3,459
Total revenue		10,026	497,277	41,243
Collaboration revenue		10,026	497,277	41,243
Zai Lab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition			151,903
Milestone revenue recognition			25,634
Research and development service fees (FTE)		4,238	833
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition			292,279	33,759
Milestone revenue recognition			22,865	2,641
Research and development service fees (FTE)			2,028	3,175
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition				38
Milestone revenue recognition		5,365	1,214	19
Research and development service fees (FTE)		424	298	284
Other revenues		$ 4,238	833
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition			121	565
Milestone revenue recognition			$ 102	$ 762
Term of additional funding	2 years